CORPORATE INCOME TAX (Details) - VND (₫) ₫ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CORPORATE INCOME TAX
Non-deductible interest expense	₫ 0.0
Uncertain tax position	₫ 0.0	₫ 0.0	₫ 0.0